Other disclosures	6 Months Ended
Jun. 30, 2024
Other Disclosures
Other disclosures	Other disclosures
a) Valuation techniques for financial assets and liabilities
The following table shows a summary of the fair values, at 30 June 2024 and 31 December 2023, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by Grupo Santander to determine their fair value:

	EUR million
	30-06-2024			31-12-2023
	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total	Published price quotations in active markets (Level 1)	Internal models (Levels 2 and 3)	Total
Financial assets held for trading	77,854	129,020	206,874	67,842	109,079	176,921
Non-trading financial assets mandatorily at fair value through profit or loss	2,014	4,152	6,166	1,765	4,145	5,910
Financial assets at fair value through profit and loss	2,494	6,675	9,169	2,746	7,027	9,773
Financial assets at fair value through other comprehensive income	63,114	19,156	82,270	64,631	18,677	83,308
Hedging derivatives (assets)	—	5,413	5,413	—	5,297	5,297
Financial liabilities held for trading	24,028	109,828	133,856	20,298	101,972	122,270
Financial liabilities designated at fair value through profit or loss	—	34,493	34,493	25	40,342	40,367
Hedging derivatives (liabilities)	—	5,535	5,535	—	7,656	7,656
Liabilities under insurance contracts	—	17,592	17,592	—	17,799	17,799
The financial instruments at fair value determined on the basis of published price quotations in active markets (level 1) include government debt securities, private-sector debt securities, derivatives traded in organised markets, securitised assets, shares, short positions and fixed-income securities issued.
In cases where price quotations cannot be observed, management makes its best estimate of the price that the market would set, using its own internal models. In most cases, these internal models use data based on observable market parameters as significant inputs (level 2) and, in cases, they use significant inputs not observable in market data (level 3). In order to make these estimates, various techniques are employed, including the extrapolation of observable market data. The best evidence of the fair value of a financial instrument on initial recognition is the transaction price, unless the fair value of the instrument can be obtained from other market transactions performed with the same or similar instruments or can be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.
During the first six months of 2024 and 2023, Grupo Santander did not make any material transfers of financial instruments between measurement levels other than the transfers included in level 3 table.
Grupo Santander has developed a formal process for the systematic valuation and management of financial instruments, which has been implemented worldwide across all the Group’s units. The governance scheme for this process distributes responsibilities between two independent divisions: Treasury (development, marketing and daily management of financial products and market data) and Risk (on a periodic basis, validation of pricing models and market data, computation of risk metrics, new transaction approval policies, management of market risk and implementation of fair value adjustment policies).
The approval of new products follows a sequence of steps (request, development, validation, integration in corporate systems and quality assurance) before the product is brought into production. This process ensures that pricing systems have been properly reviewed and are stable before they are used.
The most important products and types of derivatives, and the related valuation techniques and inputs, by asset class, are detailed in the consolidated annual accounts as at 31 December 2023.
As the end of 30 June 2024, the CVA (Credit Valuation Adjustment) accounted for was EUR 274 million (a decrease of 6.5% compared to 31 December 2023) and adjustments of DVA (Debt Valuation Adjustment) was EUR 265 million (a decrease of 19.7% compared to the end of December 2023). The reduction is mainly due to a decline in the spread curves of the credit markets.
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 30 June 2024 and 31 December 2023:

	EUR million		EUR million
	Fair values calculated using internal models at 30-06-2024 (*)		Fair values calculated using internal models at 31-12-2023 (*)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques	Main inputs
ASSETS	153,221	11,195	133,874	10,351
Financial assets held for trading	126,977	2,043	106,993	2,086
Central banks (**)	17,283	—	17,717	—	Present value method	Yield curves, FX market prices
Credit institutions (**)	22,477	—	14,061	—	Present value method	Yield curves, FX market prices
Customers (**)	19,265	307	11,418	24	Present value method	Yield curves, FX market prices
Debt instruments and equity instruments	10,329	535	8,683	915	Present value method	Yield curves, FX market prices
Derivatives	57,623	1,201	55,114	1,147
Swaps	45,459	799	44,987	577	Present value method, Gaussian Copula	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	734	8	836	9	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,029	30	2,210	153	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	2,890	—	33	—	Present value method	Yield curves, FX market prices
Index and securities options	252	196	126	235	Black’s Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	6,259	168	6,922	173	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Liquidity, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	5,413	—	5,297	—
Swaps	4,433	—	4,665	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	—	—	2	—	Black Model	Yield curves, FX market prices, Volatility surfaces
Other	980	—	630	—	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	2,057	2,095	2,050	2,095
Equity instruments	708	1,719	815	1,495	Present value method	Yield curves, Market price, Dividends and Others
Debt instruments	431	244	539	313	Present value method	Yield curves
Loans and receivables	918	132	696	287	Present value method, swap asset model and CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	5,966	709	6,846	181
Credit institutions	444	—	459	—	Present value method	Yield curves, FX market prices
Customers (***)	5,327	224	6,189	31	Present value method	Yield curves, FX market prices, HPI
Debt instruments	195	485	198	150	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	12,808	6,348	12,688	5,989
Equity instruments	4	355	5	492	Present value method	Yield curves,Market price, Dividends and Others
Debt instruments	8,852	677	9,638	559	Present value method	Yield curves, FX market prices
Loans and receivables	3,952	5,316	3,045	4,938	Present value method	Yield curves, FX market prices and Credit curves

LIABILITIES	166,015	1,433	166,542	1,227
Financial liabilities held for trading	109,026	802	101,103	869
Central banks (**)	11,056	—	7,808	—	Present value method	FX market prices, Yield curves
Credit institutions (**)	17,156	—	17,862	—	Present value method	FX market prices, Yield curves
Customers	23,729	—	19,837	—	Present value method	FX market prices, Yield curves
Derivatives	51,073	802	49,380	869
Swaps	41,175	304	39,395	388	Present value method, Gaussian Copula	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	589	—	549	8	Black Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,388	65	2,207	139	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices
Index and securities options	920	222	466	187	Black-Scholes Model	Yield curves, FX market prices, Liquidity
Interest rate and equity futures	36	—	101	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	5,965	211	6,662	147	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, HPI, Credit, Others
Short positions	6,012	—	6,216	—	Present value method	Yield curves ,FX market prices, Equity
Hedging derivatives	5,530	5	7,650	6
Swaps	5,038	4	6,866	6	Present value method	Yield curves ,FX market prices, Basis
Interest rate options	1	1	1	—	Black's Model	Yield curves, Volatility surfaces, FX market prices and Liquidity
Other	491	—	783	—	Present value method, Advanced stochastic volatility models and others	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity and others
Financial liabilities designated at fair value through profit or loss	34,141	352	40,313	29	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	17,318	274	17,476	323	Present Value Method with actuarial techniques	Mortality tables and yield curves
(*) The internal models of level 2 implement figures based on the parameters observed in the market, while level 3 internal models use significant inputs that are not observable in market data.
(**)     Includes mainly short-term loans/deposits and repurchase/reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
(***) Includes mainly structured loans to corporate clients.
Level 3 financial instruments
Set forth below are the Group’s main financial instruments measured using unobservable market data as significant inputs of the internal models (level 3):
•HTC&S (Hold to collect and sale) syndicated loans classified in the fair value category with changes in other comprehensive income, where the cost of liquidity is not directly observable in the market, as well as the prepayment option in favour of the borrower.
•Illiquid equity instruments in non-trading portfolios, classified at fair value through profit or loss and at fair value through equity.
•Instruments in Santander UK’s portfolio (loans, debt instruments and derivatives) linked to the House Price Index (HPI). Even if the valuation techniques used for these instruments may be the same as those used to value similar products (present value in the case of loans and debt instruments, and the Black-Scholes model for derivatives), the main factors used in the valuation of these instruments are the HPI spot rate, the growth and volatility thereof, and the mortality rates, which are not always observable in the market and, accordingly, these instruments are considered illiquid.
•Callable interest rate derivatives (Bermudan-style options) where the main unobservable input is mean reversion of interest rates.
•Trading derivatives on interest rates, taking as an underlying asset titling and with the amortization rate (CPR, Conditional prepayment rate) as unobservable main entry.
•Derivatives from trading on inflation in Spain, where volatility is not observable in the market.
•Equity volatility derivatives, specifically indices and equities, where volatility is not observable in the long term.
•Derivatives on long-term interest rate and FX in some units (mainly South America) where for certain underlyings it is not possible to demonstrate observability to these terms.
•Debt instruments referenced to certain illiquid interest rates, for which there is no reasonable market observability.
The measurements obtained using the internal models might have been different if other methods or assumptions had been used with respect to interest rate risk, to credit risk, market risk and foreign currency risk spreads, or to their related correlations and volatilities. Nevertheless, the Bank’s directors consider that the fair value of the financial assets and liabilities recognised in the interim condensed consolidated balance sheet and the gains and losses arising from these financial instruments are reasonable.
The net amount recorded in the results of the first six months of 2024 arising from models whose significant inputs are unobservable market data (level 3) amounted to EUR 160 million profit (EUR 178 million in the first six months of 2023).
The table below shows the effect, at 30 June 2024 and 31 December 2023, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

30/06/2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Others	Long-term repo spread	n.a.	n.a.	(0.07)	0.00
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%	5.07%	(4.88)	5.03
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	3.99%	(6.86)	6.82
Others	Discounted Cash Flows	Credit spread	10% - 90%	33.53%	(0.45)	0.18
Derivatives
Cap&Floor	Forward estimation	Interest rate	(2)bp - 2bp	0.02bp	(0.02)	0.02
EQ Options	EQ option pricing model	Volatility	0% - 70%	42.49%	(0.41)	0.63
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(6.22)	6.22
Fx Options	Fx option pricing model	Volatility	0% - 40%	20.81%	(0.53)	0.57
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%	4.35%	(0.32)	0.20
IR Options	IR option pricing model	Volatility	0% - 30%	17.56%	(0.20)	0.28
IRS	Others	Others	5% - n.a.	n.a.	(2.30)	0.00
IRS	Discounted Cash Flows	Credit spread	70.9% - 322.7%	209.79%	(1.71)	2.11
IRS	Discounted Cash Flows	Swap rate	9% - 10%	9.57%	(0.69)	0.92
IRS	Forward estimation	Interest rate	60bps - 300bps	181.5bps	(2.87)	2.94
IRS	Prepayment modelling	Prepayment rate	2.5% - 9.0%	9.00%	0.00	0.03
Property derivatives	Option pricing model	Growth rate	(6)% - 5%	0.00%	(3.78)	3.78
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	(25.2)% - 30.8%	2.80%	(5.59)	5.59
Structured notes	Price based	Price	(10)% - 10%	0.00%	(1.53)	1.53
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2%	1.05%	(0.19)	0.19
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.24)	0.24
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	3.89%	(4.11)	3.90

30/06/2024
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.35)	0.35
Equity instruments
Equities	Price Based	Price	90% - 110%	100%	(171.92)	171.92
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	10% - 90%	10.00%	(19.50)	0.00
Loans	Discounted Cash Flows	Interest rate curve	4.5% - 8.1%	6.28%	(0.57)	0.57
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0bp	(20.30)	20.30
Loans	Forward estimation	Credit spread	167.7bps - 365.8bps	167.74bps	(0.20)	0.00
Loans	Market price	Market price	(10)% - 20%	0.00%	(2.78)	1.39
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0bp	(0.09)	0.09
Government debt	Discounted Cash Flows	Interest rate	0.4% - 2.4%	1.42%	0.00	0.00
Mortgage Letters	Discounted Cash Flows	Mortgage Letters	5.9% - 6.2%	6.08%	0.13	0.13
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(35.46)	35.46
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	50.62%	(0.04)	0.04
FX Options	Volatility option model	Volatility	10% - 90%	36.10%	(0.44)	0.21
IRS	Discounted Cash Flows	Inflation Swap Rate	10% - 99%	50.54%	(4.17)	4.26
Swaptions	Volatility option model	Volatility	60bps - 114bps	70.47bps	(5.77)	1.39

31/12/2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.	n.a.	(0.08)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%	5.01%	(1.90)	1.90
Government debt	Discounted Cash Flows	Discount curve	0% - 8%	3.99%	(7.77)	7.72
Derivatives
CCS	Forward estimation	Interest rate	(6)bps - 6bps	0.40bps	(0.90)	1.03
CDS	Credit default models	Illiquid credit default spread curves	100bps - 200bps	149.14bps	(0.14)	0.14
EQ Options	EQ option pricing model	Volatility	0% - 70%	44.39%	(0.51)	0.89
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(1.26)	1.26
Fx Options	Fx option pricing model	Volatility	0% - 40%	20.81%	(0.55)	0.59
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%	4.18%	(0.28)	0.16
IR Options	IR option pricing model	Volatility	0.4% - 32.2%	18.86%	(0.29)	0.41
IRS	Others	Others	5% - n.a	n.a	(1.25)	—
IRS	Discounted Cash Flows	Credit spread	2.6% - 8.3%	5.60%	(1.97)	2.18
IRS	Discounted Cash Flows	Swap rate	9.4% - 9.8%	9.60%	(1.01)	0.95
IRS	Forward estimation	Interest rate	(5.2)bps - 5.2bps	0.09bps	(0.03)	0.03
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	4.17%	(0.06)	0.05
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(3.92)	3.92
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	(22.30)% - 27.20%	2.47%	(4.95)	4.95
Structured notes	Price based	Price	(10)% - 10%	0.00%	(1.53)	1.53
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 3%	1.55%	(0.21)	0.21
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.23)	0.23
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%	3.89%	(4.48)	4.25

31/12/2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range	Weighted average	Impacts (EUR million)
(Level 3)					Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.35)	0.35
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(149.49)	149.49
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a	(20.80)	0.00
Loans	Discounted Cash Flows	Interest rate curve	4.6% - 9.0%	6.80%	(0.68)	0.68
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0bp	(20.30)	20.30
Loans	Forward estimation	Credit spread	167.7bps - 365.8bps	167.74bps	(3.46)	0.00
Loans	Market price	Market price	(10)% - 20%	0.00%	(5.02)	2.51
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)% - 1%	0.00%	(0.09)	0.09
Government debt	Discounted Cash Flows	Interest rate	0% - 2%	0.99%	0.00	0.00
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(49.24)	49.24
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	39.03%	(0.45)	0.25
CMS	Discounted Cash Flows	Volatility	10% - 90%	47.66%	0.00	0.00
Fx Options	Volatility option model	Volatility	10% - 90%	28.09%	(0.45)	0.13
IRS	Discounted Cash Flows	Inflation Swap Rate	10% - 90%	39.03%	(0.45)	0.25
Swaptions	Volatility option model	Volatility	10% - 90%	35.55%	0.21	0.10
1. For each instrument, the valuation technique is shown, the unobservable inputs described in the "Main unobservable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
2. The breakdown of impacts is shown by type of instrument and unobservable inputs.
3. The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
4. Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.
Lastly, the changes in the financial instruments classified as level 3 in the first six months of 2024 and 2023 were as follows:

	01-01-2024	Changes						30-06-2024
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	2,086	726	(194)	33	—	(566)	(42)	2,043
Customers	24	275	(24)	2	—	30	—	307
Debt instruments	914	84	(2)	(18)	—	(428)	(16)	534
Equity instruments	1	—	—	—	—	—	—	1
Trading derivatives	1,147	367	(168)	49	—	(168)	(26)	1,201
Swaps	577	281	(94)	(3)	—	38	—	799
Exchange rate options	9	—	(1)	3	—	(2)	(1)	8
Interest rate options	153	—	—	(16)	—	(107)	—	30
Index and securities options	235	11	(47)	79	—	(66)	(16)	196
Other	173	75	(26)	(14)	—	(31)	(9)	168
Financial assets designated at fair value through profit or loss	181	593	(126)	28	—	61	(28)	709
Loans and advances to customers	31	188	(3)	(8)	—	—	16	224
Debt instruments	150	405	(123)	36	—	61	(44)	485
Non-trading financial assets mandatorily at fair value through profit or loss	2,095	167	(189)	71	—	(69)	20	2,095
Loans and advances to customers	287	43	(97)	45	—	(140)	(6)	132
Debt instruments	313	5	(73)	2	—	—	(3)	244
Equity instruments	1,495	119	(19)	24	—	71	29	1,719
Financial assets at fair value through other comprehensive income	5,989	3,034	(2,522)	—	(123)	23	(53)	6,348
Loans and advances to customers	4,938	2,845	(2,505)	—	20	16	2	5,316
Debt instruments	559	186	(2)	—	(17)	7	(56)	677
Equity instruments	492	3	(15)	—	(126)	—	1	355
TOTAL ASSETS	10,351	4,520	(3,031)	132	(123)	(551)	(103)	11,195
Financial liabilities held for trading	869	293	(135)	(46)	—	(166)	(13)	802
Trading derivatives	869	293	(135)	(46)	—	(166)	(13)	802
Swaps	388	84	(23)	(52)	—	(93)	—	304
Exchange rate options	8	—	(1)	(4)	—	(2)	(1)	—
Interest rate options	139	1	(19)	7	—	(64)	1	65
Index and securities options	187	1	(17)	71	—	(7)	(13)	222
Others	147	207	(75)	(68)	—	—	—	211
Hedging derivatives (Liabilities)	6	—	—	(1)	—	—	—	5
Swaps	6	—	—	(2)	—	—	—	4
Interest rate options	—	—	—	1	—	—	—	1
Financial liabilities designated at fair value through profit or loss	29	264	(8)	38	—	29	—	352
Liabilities under insurance contracts	323	—	—	(19)	—	—	(30)	274
TOTAL LIABILITIES	1,227	557	(143)	(28)	—	(137)	(43)	1,433

	01-01-2023	Changes						30-06-2023
EUR million	Fair value calculated using internal models (Level 3)	Purchases/Settlements	Sales/Amortisation	Changes in fair value recognized in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	383	198	(72)	77	—	303	151	1,040
Debt instruments	42	52	(4)	1	—	316	6	413
Equity instruments	1	—	—	—	—	—	—	1
Trading derivatives	340	146	(68)	77	—	(13)	(1)	481
Swaps	139	—	(3)	93	—	—	(12)	217
Exchange rate options	4	—	—	(1)	—	—	—	3
Interest rate options	39	—	—	(10)	—	—	—	29
Index and securities options	48	52	—	3	—	(23)	5	85
Other	110	94	(65)	(8)	—	10	6	147
Financial assets designated at fair value through profit or loss	427	—	—	(40)	—	—	30	417
Loans and advances to customers	5	—	—	—	—	—	—	5
Debt instruments	422	—	—	(40)	—	—	30	412
Non-trading financial assets mandatorily at fair value through profit or loss	1,833	163	(116)	48	—	—	(16)	1,912
Loans and advances to customers	239	59	(63)	(16)	—	—	9	228
Debt instruments	325	32	(25)	3	—	—	2	337
Equity instruments	1,269	72	(28)	61	—	—	(27)	1,347
Financial assets at fair value through other comprehensive income	5,647	4,197	(3,595)	—	(222)	505	86	6,618
Loans and advances to customers	4,718	4,196	(3,590)	—	23	473	39	5,859
Debt instruments	229	—	(3)	—	(1)	32	6	263
Equity instruments	700	1	(2)	—	(244)	—	41	496
TOTAL ASSETS	8,290	4,558	(3,783)	85	(222)	809	251	9,988
Financial liabilities held for trading	415	304	(101)	(91)	—	(118)	(7)	402
Trading derivatives	415	304	(101)	(91)	—	(118)	(7)	402
Swaps	235	104	(70)	(25)	—	(97)	(14)	133
Exchange rate options	—	24	(24)	—	—	—	—	—
Interest rate options	19	7	(1)	(3)	—	—	—	22
Index and securities options	42	38	(6)	3	—	(21)	7	63
Others	119	131	—	(66)	—	—	—	184
Hedging derivatives (Liabilities)	14	—	—	3	—	36	—	53
Swaps	14	—	—	3	—	36	—	53
Financial liabilities designated at fair value through profit or loss	151	—	(5)	1	—	—	(147)	—
Liabilities under insurance contracts	345	—	—	(6)	—	—	26	365
TOTAL LIABILITIES	925	304	(106)	(93)	—	(82)	(128)	820
b) Refinancing and restructured transactions
The following terms are used with the meanings specified below:
•Refinancing transaction: transaction that is granted or used, for reasons relating to current or foreseeable financial difficulties of the borrower, to repay one or more of the transactions granted to it, or through which the payments on such transactions are brought fully or partially up to date, in order to enable the borrowers of the cancelled or refinanced transactions to repay their debt (principal and interest) because they are unable, or might foreseeably become unable, to comply with the conditions thereof in due time and form.
•Restructured transaction: transaction with respect to which, for economic or legal reasons relating to current or foreseeable financial difficulties of the borrower, the financial terms and conditions are modified in order to facilitate the payment of the debt (principal and interest) because the borrower is unable, or might foreseeably become unable, to comply with the aforementioned terms and conditions in due time and form, even if such modification is envisaged in the agreement.
For maximum guarantees amount, we will consider as follows:
•Collateral: the appraisal amount or valuation amount of the collateral received; for each transaction it cannot be higher than the covered amount of exposure.

	30-06-2024
	Total							Of which: impaired
	Without collateral		With collateral					Without collateral		With collateral
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	13,541	417	49	7	2	—	4	8	3	7	1	1	—	3
Other financial institutions and: individual shareholder	940	83	679	233	83	106	53	438	22	340	61	21	10	43
Non financial institutions and individual shareholder	594,786	6,496	53,944	6,716	3,883	1,555	3,134	312,108	2,922	33,165	3,302	1,863	659	2,712
Of which: Financing for constructions and property development	13,477	93	1,933	552	460	38	128	7,480	52	1,054	216	157	23	101
Other warehouses	3,803,716	5,369	481,815	10,090	4,576	3,782	4,195	1,735,175	2,321	291,622	5,343	1,705	2,382	3,273
Total	4,412,983	12,365	536,487	17,046	8,544	5,443	7,386	2,047,729	5,268	325,134	8,707	3,590	3,051	6,031
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	31-12-2023
	Total							Of which: impaired
	Without collateral		With collateral					Without collateral		With collateral
					Maximum amount of the actual collateral that can be considered							Maximum amount of the actual collateral that can be considered
Amounts in million euros, except number of transactions in units	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk	Number of transactions	Gross amount	Number of operations	Gross amount	Mortgage collateral	Other collateral	Impairment of accumulated value or accumulated losses in fair value due to credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	12,851	437	37	5	2	—	4	7	3	7	1	1	—	3
Other financial institutions and: individual shareholder	1,011	258	833	285	38	182	58	472	25	428	107	21	51	50
Non financial institutions and individual shareholder	728,123	7,709	61,110	6,977	4,079	1,461	3,543	385,859	3,307	37,225	3,751	2,134	709	3,078
Of which: Financing for constructions and property development	14,236	106	2,035	506	415	41	134	7,759	56	1,155	235	183	18	112
Other warehouses	4,400,346	6,107	507,378	10,185	4,602	4,043	4,484	2,092,099	2,593	293,433	5,257	1,744	2,394	3,415
Total	5,142,331	14,511	569,358	17,452	8,721	5,686	8,089	2,478,437	5,928	331,093	9,116	3,900	3,154	6,546
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—
c) Real estate business – Spain
i) Portfolio of home purchase loans to families
Home purchase loans granted to families in Spain on 30 June 2024 amounted to EUR 60,431 million (EUR 61,097 million at 31 December 2023). Of which mortgage collateral are 99.66%:

	Million euros
	30-06-2024		31-12-2023
	Gross Amount	Of which: impaired	Gross Amount	Of which: impaired
Home purchase loans to families	60,431	959	61,097	924
-Without mortgage collateral	203	14	215	16
- With mortgage collateral	60,228	945	60,882	908
The risk profile of the home purchase mortgage loan portfolio in Spain remained at a medium-low level, with limited prospects of additional impairment:
•Principal is repaid on all mortgages from the start.
•Early repayment is common so the average life of the transaction is well below that of the contract.
•High quality of collateral concentrated almost exclusively in financing the first home.
•Average affordability rate at the end of June stood at 24%.
•93% of the portfolio has a LTV below 80%, calculated as total risk/latest available house appraisal.

	30-06-2024
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	17,665	20,089	18,003	3,234	1,237	60,228
Of which: impaired	119	177	217	167	265	945

	31-12-2023
	Gross amount in books on the amount of the last appraisal (loan to value)
Million euros	Less than or equal to 40%	More than 40% or less than 60%	More than 60% and less than 80%	More than 80% and less or equal to 100%	More than 100%	Total
Gross amount	18,728	20,720	18,083	2,294	1,057	60,882
Of which: impaired	131	192	199	151	235	908
ii) Financing construction and property development
At 30 June 2024 and 31 December 2023 the financing amount related to construction and real estate business in Spain amounted to EUR 2,491 million and EUR 2,393 million net of allowances, respectively.

	30-06-2024
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,525	278	34
Of which: watchlist/ impaired	54	5	25
Memorandum items: Written-off assets	345

	31-12-2023
Million euros	Gross amount	Excess of gross exposure over maximum recoverable amount of effective collateral	Specific allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	2,433	259	40
Of which: watchlist/ impaired	74	5	29
Memorandum items: Written-off assets	346

	30-06-2024	31-12-2023
Million euros	Carrying amount
Memorandum items:
Total loans and advances to customers excluding the public sector (business in Spain) (book value)	244,349	241,695
Total consolidated assets (Total business) (book value)	1,786,261	1,797,062
Impairment losses and provision for exposure classified as normal (business in Spain)	1,162	1,230
At the end 30 June 2024 and 31 December 2023 the concentration of this portfolio was as follows:

	Loans: gross amount
Million euros	30-06-2024	31-12-2023
1. Without mortgage collateral	14	16
2. With mortgage collateral	2,511	2,417
2.1 Completed buildings	994	1,032
2.1.1 Residential	663	642
2.1.2 Other	331	390
2.2 Buildings and other constructions under construction	1,497	1,364
2.2.1 Residential	1,424	1,292
2.2.2 Other	73	72
2.3 Land	20	21
2.3.1 Developed consolidated land	13	14
2.3.2 Other land	7	7
Total	2,525	2,433
d) Foreclosed real estate assets
The following table shows the breakdown at 30 June 2024 and 31 December 2023 of the foreclosed assets for the Spanish business:

	30-06-2024
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	4,634	2,630	1,935	2,004
Of which:
Completed Buildings	817	484	406	333
Residential	195	100	80	95
Other	622	384	326	238
Buildings under construction	126	58	45	68
Residential	9	7	5	2
Other	117	51	40	66
Land	3,691	2,088	1,484	1,603
Developed Land	1,001	530	333	471
Other land	2,690	1,558	1,151	1,132
Property assets from home purchase mortgage loans to households	435	193	131	242
Other foreclosed property assets	114	54	42	60
Total property assets	5,183	2,877	2,108	2,306

	31-12-2023
Million euros	Gross carrying amount	Valuation Adjustments	Of which: Impairment losses since time of the foreclosure	Carrying amount
Property assets arising from financing provided to construction and property development companies	4,901	2,801	2,072	2,100
Of which:
Completed Buildings	1,054	615	519	439
Residential	224	111	89	113
Other	830	504	430	326
Buildings under construction	101	45	36	56
Residential	12	9	6	3
Other	89	36	30	53
Land	3,746	2,141	1,517	1,605
Developed Land	1,107	589	366	518
Other land	2,639	1,552	1,151	1,087
Property assets from home purchase mortgage loans to households	473	197	131	276
Other foreclosed property assets	132	60	46	72
Total property assets	5,506	3,058	2,249	2,448
Additionally, Grupo Santander has participation in entities holding real estate assets foreclosed or received in payment of debts for an amount of EUR 19 million and capital instruments foreclosed or received in payment of debts for an amount of EUR 13 million.
e) Solvency information
The Group commands a solvency position above the levels required by regulators and by the European Central bank. At 30 June 2024, at a consolidated level, the Group must maintain a minimum capital ratio of 9.62% of CET1 fully loaded (4.50% being the requirement for Pillar I, 0.98% being the requirement for Pillar II, 2.5% being the requirement for capital conservation buffer, 1.25% being the requirement for G-SIB and 0.39% being the requirement for anti-cyclical capital buffer).
Grupo Santander must also maintain a minimum capital ratio of 11.45% of Tier 1 fully loaded and a minimum total ratio of 13.88% fully loaded.
At 30 June 2024, the Group has a capital ratio regulatory CET1 of 12.48% and a total ratio of 16.71%, the CET1 fully loaded is 12.46%.
Capital ratio

	30-06-2024	31-12-2023
Capital ratio
Level 1 ordinary eligible capital (EUR million)	77,975	76,741
Level 1 additional eligible capital (EUR million)	8,834	9,002
Level 2 eligible capital (EUR million)	17,612	16,497
Risk-weighted assets (EUR million)	624,831	623,731
Level 1 ordinary capital coefficient (CET 1)	12.48%	12.30%
Level 1 additional capital coefficient (AT1)	1.41%	1.45%
Level 1 capital coefficient (TIER1)	13.89%	13.75%
Level 2 capital coefficient (TIER 2)	2.82%	2.64%
Total capital ratio	16.71%	16.39%
Leverage

	30-06-2024	31-12-2023
Leverage
Tier 1 capital (EUR million)	86,809	85,742
Exposure (EIR million)	1,830,215	1,826,922
Leverage ratio	4.74%	4.69%